Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($) Loans	Dec. 31, 2018 CAD ($)
Disclosure Of Financial Risk Management [line items]
Percentage CAD strengthening against USD	10.00%
Number of default on loans payable | Loans	0
Impairment loss, trade receivables	$ 0
Fair value of senior secured notes	285,931
Carrying value	317,728
Transfers out of Level 1 into Level 2 of fair value hierarchy	0
Transfers out of Level 2 into Level 1 of fair value hierarchy	0
Transfers out of Level 3 into Level 2 of fair value hierarchy	0
Transfers out of Level 2 into Level 3 of fair value hierarchy	0
Settlement Receivables	$ 9,006,000	$ 10,326,000
Customer One [Member]
Disclosure Of Financial Risk Management [line items]
Revenue from significant customers	87.00%	86.00%
Customer Two [Member]
Disclosure Of Financial Risk Management [line items]
Revenue from significant customers	87.00%	86.00%
Commodity Derivatives [member]
Disclosure Of Financial Risk Management [line items]
Interest rate basis points	100 basis points